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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Schedule of Investments  December 31, 2004 (unaudited)

Strategy Growth Allocation Fund†

Description	SHARES	VALUE (000)
Equity Funds - 82.7%
First American Investment Funds, Inc. (a)
Equity Income Fund	457,642	$6,265
Equity Index Fund	386,981	8,773
International Fund	1,726,987	20,050
Large Cap Growth Opportunities Fund	855,483	23,894
Large Cap Select Fund	501,131	6,795
Large Cap Value Fund	914,271	17,398
Mid Cap Growth Opportunities Fund *	187,337	7,486
Mid Cap Index Fund	145,990	1,870
Mid Cap Value Fund	272,778	6,187
Real Estate Securities Fund	224,112	4,545
Small Cap Index Fund	116,008	1,654
Small Cap Select Fund *	141,447	2,212
Small Cap Value Fund	134,175	2,190
Total Equity Funds
(Cost $100,101)		109,319
Fixed Income Funds - 16.7%
First American Investment Funds, Inc. (a)
Core Bond Fund	1,317,324	14,873
High Income Bond Fund	291,571	2,843
Inflation Protected Securities Fund	431,568	4,393
Total Fixed Income Funds
(Cost $21,869)		22,109
Money Market Fund - 0.6%
First American Funds, Inc. (b)
Prime Obligations Fund	856,873	857
Total Money Market Fund
(Cost $857)		857
Total Investments - 100.0%
(Cost $122,827)		132,285
Other Assets and Liabilities, Net - 0.0%		(34)
Total Net Assets - 100.0%		$132,251

  †    Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of December 31, 2004.

  *           Non-income producing security

(a)          Investments in these Funds are made in the Y Share Class.

(b)         Investment in this Fund is made in the Z Share Class.

Schedule of Investments  December 31, 2004 (unaudited)

Strategy Growth & Income Allocation Fund†

Description	SHARES	VALUE (000)
Equity Funds - 66.8%
First American Investment Funds, Inc. (a)
Equity Income Fund	498,569	$6,825
Equity Index Fund	1,029,622	23,342
International Fund	2,218,057	25,752
Large Cap Growth Opportunities Fund	1,178,940	32,928
Large Cap Select Fund	1,152,978	15,634
Large Cap Value Fund	1,533,551	29,184
Mid Cap Growth Opportunities Fund *	281,455	11,247
Mid Cap Index Fund	241,939	3,099
Mid Cap Value Fund	388,352	8,808
Real Estate Securities Fund	348,918	7,076
Small Cap Index Fund	219,065	3,124
Small Cap Select Fund *	197,585	3,090
Total Equity Funds
(Cost $149,425)		170,109
Fixed Income Funds - 32.7%
First American Investment Funds, Inc. (a)
Core Bond Fund	5,464,573	61,695
High Income Bond Fund	727,183	7,090
Inflation Protected Securities Fund	1,436,037	14,619
Total Fixed Income Funds
(Cost $83,010)		83,404
Money Market Fund - 1.0%
First American Funds, Inc. (b)
Prime Obligations Fund	2,429,481	2,429
Total Money Market Fund
(Cost $2,429)		2,429
Total Investments - 100.5%
(Cost $234,864)		255,942
Other Assets and Liabilities, Net - (0.5)%		(1,341)
Total Net Assets - 100.0%		$254,601

  †    Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of December 31, 2004.

  *           Non-income producing security

(a)          Investments in these Funds are made in the Y Share Class.

(b)         Investment in this Fund is made in the Z Share Class.

Schedule of Investments   December 31, 2004 (unaudited)

Strategy Aggressive Allocation Fund†

Description	SHARES	VALUE (000)
Equity Funds - 94.6%
First American Investment Funds, Inc. (a)
Equity Income Fund	437,650	$5,991
Equity Index Fund	177,207	4,017
International Fund	1,683,941	19,551
Large Cap Growth Opportunities Fund	669,130	18,689
Large Cap Select Fund	404,971	5,491
Large Cap Value Fund	693,739	13,202
Mid Cap Growth Opportunities Fund *	188,778	7,544
Mid Cap Index Fund	129,124	1,654
Mid Cap Value Fund	264,609	6,001
Real Estate Securities Fund	181,466	3,680
Small Cap Growth Opportunities Fund *	69,273	1,604
Small Cap Index Fund	81,880	1,168
Small Cap Select Fund *	131,657	2,059
Small Cap Value Fund	102,605	1,674
Total Equity Funds
(Cost $84,370)		92,325
Fixed Income Funds - 4.2%
First American Investment Funds, Inc. (a)
Core Bond Fund	125,456	1,416
High Income Bond Fund	137,534	1,341
Inflation Protected Securities Fund	133,761	1,362
Total Fixed Income Funds
(Cost $4,083)		4,119
Money Market Fund - 1.0%
First American Funds, Inc. (b)
Prime Obligations Fund	1,004,623	1,005
Total Money Market Fund
(Cost $1,005)		1,005
Total Investments - 99.8%
(Cost $89,458)		97,449
Other Assets and Liabilities, Net - 0.2%		209
Total Net Assets - 100.0%		$97,658

  †   Investments in Open-end mutual funds are valued at the respective net asset value for each underlying fund as of December 31, 2004.

  *    Non-income producing security

(a)   Investments in these Funds are made in the Y Share Class.

(b)   Investment in this Fund is made in the Z Share Class.

Schedule of Investments  December 31, 2004 (unaudited)

Strategy Income Allocation Fund†

Description	SHARES	VALUE (000)
Equity Funds - 33.5%
First American Investment Funds, Inc. (a)
Equity Income Fund	425,785	$5,829
Equity Index Fund	408,699	9,265
International Fund	370,347	4,300
Large Cap Growth Opportunities Fund	38,778	1,083
Large Cap Select Fund	193,556	2,625
Large Cap Value Fund	57,449	1,093
Mid Cap Index Fund	90,594	1,160
Real Estate Securities Fund	118,459	2,402
Small Cap Index Fund	80,333	1,146
Total Equity Funds
(Cost $24,861)		28,903
Fixed Income Funds - 65.9%
First American Investment Funds, Inc. (a)
Core Bond Fund	3,774,743	42,617
High Income Bond Fund	245,670	2,395
Inflation Protected Securities Fund	1,170,977	11,921
Total Fixed Income Funds
(Cost $57,003)		56,933
Money Market Fund - 1.2%
First American Funds, Inc. (b)
Prime Obligations Fund	1,007,758	1,008
Total Money Market Fund
(Cost $1,008)		1,008
Total Investments - 100.6%
(Cost $82,872)		86,844
Other Assets and Liabilities, Net - (0.6)%		(495)
Total Net Assets - 100.0%		$86,349

  †    Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of December 31, 2004.

(a)   Investments in these Funds are made in the Y Share Class.

(b)   Investment in this Fund is made in the Z Share Class.

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

By:

/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: March 1, 2005